LVIP American Century Disciplined Core Value Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.50%
Aerospace & Defense–1.74%
Lockheed Martin Corp.	7,155	$4,324,410
		4,324,410
Air Freight & Logistics–1.71%
FedEx Corp.	7,036	2,506,083
United Parcel Service, Inc. Class B	17,671	1,738,473
		4,244,556
Automobile Components–0.90%
†Aptiv PLC	15,220	1,056,877
Autoliv, Inc.	2,504	263,320
BorgWarner, Inc.	16,815	912,382
		2,232,579
Banks–10.14%
Bank of America Corp.	70,146	3,419,617
Citigroup, Inc.	46,222	5,242,037
JPMorgan Chase & Co.	29,291	8,616,241
Truist Financial Corp.	60,160	2,765,555
U.S. Bancorp	81,456	4,236,527
Wells Fargo & Co.	10,469	833,437
		25,113,414
Beverages–0.72%
†Monster Beverage Corp.	11,903	862,491
PepsiCo, Inc.	5,985	929,411
		1,791,902
Biotechnology–4.06%
AbbVie, Inc.	7,384	1,605,946
Amgen, Inc.	3,713	1,306,419
Gilead Sciences, Inc.	33,705	4,697,466
†Incyte Corp.	10,702	1,007,272
†Neurocrine Biosciences, Inc.	5,720	753,553
†United Therapeutics Corp.	706	418,644
†Vertex Pharmaceuticals, Inc.	623	278,194
		10,067,494
Broadline Retail–1.53%
†Amazon.com, Inc.	14,858	3,094,476
Dillard's, Inc. Class A	650	371,871
eBay, Inc.	2,690	244,844
†Etsy, Inc.	1,540	76,969
		3,788,160
Building Products–0.85%
Allegion PLC	6,460	938,573
AZZ, Inc.	1,973	246,882
Masco Corp.	15,378	928,370
		2,113,825
Capital Markets–2.41%
Cboe Global Markets, Inc.	9,008	2,531,879
Evercore, Inc. Class A	350	104,478
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Houlihan Lokey, Inc.	157	$22,548
Interactive Brokers Group, Inc. Class A	29,851	2,002,107
MSCI, Inc.	2,439	1,314,645
		5,975,657
Chemicals–0.28%
†Axalta Coating Systems Ltd.	16,441	455,416
NewMarket Corp.	389	249,329
		704,745
Commercial Services & Supplies–0.21%
MSA Safety, Inc.	1,184	194,117
Veralto Corp.	3,719	328,834
		522,951
Communications Equipment–1.84%
†Arista Networks, Inc.	2,058	252,681
Cisco Systems, Inc.	36,920	2,864,623
†F5, Inc.	4,992	1,444,335
		4,561,639
Construction & Engineering–1.27%
†API Group Corp.	4,538	183,880
EMCOR Group, Inc.	2,109	1,557,096
Granite Construction, Inc.	3,273	392,367
Primoris Services Corp.	3,140	449,145
Valmont Industries, Inc.	1,386	553,804
		3,136,292
Consumer Finance–0.25%
Synchrony Financial	9,258	629,729
		629,729
Consumer Staples Distribution & Retail–5.64%
Costco Wholesale Corp.	2,067	2,059,621
Dollar General Corp.	16,527	1,962,251
Kroger Co.	50,711	3,669,448
†Maplebear, Inc.	11,328	424,347
†Performance Food Group Co.	8,948	766,485
Sysco Corp.	16,709	1,191,853
Target Corp.	3,253	394,263
†U.S. Foods Holding Corp.	13,638	1,257,560
Walmart, Inc.	18,128	2,252,948
		13,978,776
Containers & Packaging–0.44%
Crown Holdings, Inc.	10,873	1,090,018
		1,090,018
Distributors–0.05%
LKQ Corp.	4,259	125,087
		125,087
LVIP American Century Disciplined Core Value Fund–1

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.23%
ADT, Inc.	45,106	$296,346
†Covista, Inc.	1,660	191,315
†Frontdoor, Inc.	1,468	77,599
		565,260
Diversified Telecommunication Services–0.21%
Comcast Corp. Class A	3,327	95,518
Verizon Communications, Inc.	8,341	418,718
		514,236
Electric Utilities–1.56%
Duke Energy Corp.	19,079	2,498,204
Evergy, Inc.	16,835	1,379,123
		3,877,327
Electrical Equipment–1.15%
Acuity, Inc.	2,272	636,660
†Generac Holdings, Inc.	4,292	838,356
†Nextpower, Inc. Class A	7,152	862,174
Regal Rexnord Corp.	2,785	521,519
		2,858,709
Electronic Equipment, Instruments & Components–1.46%
Jabil, Inc.	1,005	266,958
TE Connectivity PLC	12,256	2,561,749
†Zebra Technologies Corp. Class A	3,737	781,332
		3,610,039
Energy Equipment & Services–3.38%
Halliburton Co.	18,288	713,049
NOV, Inc.	35,468	667,153
SLB Ltd.	91,892	4,722,330
TechnipFMC PLC	29,965	2,071,480
Weatherford International PLC	2,034	192,376
		8,366,388
Entertainment–0.29%
†Roku, Inc.	1,639	155,082
†Spotify Technology SA	1,172	568,315
		723,397
Financial Services–4.02%
†Affirm Holdings, Inc.	3,911	179,202
†Berkshire Hathaway, Inc. Class B	6,715	3,217,828
†Block, Inc.	14,839	893,011
†Fiserv, Inc.	1,987	110,875
Mastercard, Inc. Class A	6,339	3,167,345
PayPal Holdings, Inc.	52,731	2,385,023
		9,953,284
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.46%
Hershey Co.	3,154	$655,685
Tyson Foods, Inc. Class A	7,419	475,335
		1,131,020
Ground Transportation–0.43%
†Lyft, Inc. Class A	11,763	156,448
Ryder System, Inc.	1,087	222,520
†Uber Technologies, Inc.	9,412	677,005
		1,055,973
Health Care Equipment & Supplies–1.54%
†Align Technology, Inc.	5,392	924,350
†LivaNova PLC	4,571	290,533
Medtronic PLC	30,158	2,613,191
		3,828,074
Health Care Providers & Services–4.80%
Cardinal Health, Inc.	4,451	940,541
Cigna Group	3,391	904,549
CVS Health Corp.	20,560	1,476,619
HCA Healthcare, Inc.	9,038	4,277,143
Labcorp Holdings, Inc.	1,391	371,133
Quest Diagnostics, Inc.	1,683	329,834
UnitedHealth Group, Inc.	13,242	3,583,153
		11,882,972
Health Care Technology–0.16%
†Veeva Systems, Inc. Class A	2,204	387,155
		387,155
Hotel & Resort REITs–0.34%
Host Hotels & Resorts, Inc.	43,637	836,085
		836,085
Hotels, Restaurants & Leisure–1.51%
†Airbnb, Inc. Class A	2,685	339,062
Booking Holdings, Inc.	214	901,009
†DoorDash, Inc. Class A	2,959	444,294
Expedia Group, Inc.	6,552	1,512,791
Yum! Brands, Inc.	3,494	543,247
		3,740,403
Household Durables–0.59%
DR Horton, Inc.	10,683	1,465,921
		1,465,921
Household Products–2.41%
Colgate-Palmolive Co.	31,961	2,724,036
Procter & Gamble Co.	22,491	3,248,600
		5,972,636
Insurance–3.25%
Allstate Corp.	2,130	441,634
Hartford Insurance Group, Inc.	12,590	1,702,546
LVIP American Century Disciplined Core Value Fund–2

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Progressive Corp.	22,911	$4,541,877
Travelers Cos., Inc.	4,681	1,365,354
		8,051,411
Interactive Media & Services–3.42%
Alphabet, Inc. Class A	20,261	5,813,993
†Cargurus, Inc.	14,449	491,988
Match Group, Inc.	17,944	551,060
Meta Platforms, Inc. Class A	2,059	1,178,016
†Pinterest, Inc. Class A	24,319	446,011
		8,481,068
IT Services–2.52%
Accenture PLC Class A	12,435	2,465,736
Cognizant Technology Solutions Corp. Class A	4,016	246,382
International Business Machines Corp.	11,692	2,834,024
†Twilio, Inc. Class A	5,611	705,976
		6,252,118
Leisure Products–0.52%
Hasbro, Inc.	10,034	939,182
†Mattel, Inc.	24,131	350,624
		1,289,806
Machinery–4.56%
Caterpillar, Inc.	911	645,407
Cummins, Inc.	8,179	4,400,465
Donaldson Co., Inc.	7,878	668,606
Flowserve Corp.	12,717	934,827
Lincoln Electric Holdings, Inc.	3,259	811,752
†Middleby Corp.	1,798	238,379
Mueller Industries, Inc.	8,265	915,762
Oshkosh Corp.	6,342	933,606
Otis Worldwide Corp.	8,566	660,267
Toro Co.	7,620	712,013
Watts Water Technologies, Inc. Class A	1,307	379,409
		11,300,493
Media–0.60%
Fox Corp. Class A	15,709	917,406
Nexstar Media Group, Inc.	2,051	370,882
Omnicom Group, Inc.	2,516	189,480
		1,477,768
Metals & Mining–1.53%
†Coeur Mining, Inc.	6,607	124,013
Newmont Corp.	24,248	2,624,846
Reliance, Inc.	3,440	1,045,485
		3,794,344
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–2.73%
Devon Energy Corp.	44,978	$2,263,293
Expand Energy Corp.	17,093	1,876,470
Exxon Mobil Corp.	9,322	1,581,570
†Gulfport Energy Corp.	789	166,929
Permian Resources Corp. Class A	40,904	872,073
		6,760,335
Personal Care Products–0.08%
†BellRing Brands, Inc.	12,001	193,096
		193,096
Pharmaceuticals–6.69%
Bristol-Myers Squibb Co.	4,394	266,496
†Jazz Pharmaceuticals PLC	6,270	1,185,344
Johnson & Johnson	33,973	8,304,360
Merck & Co., Inc.	56,756	6,827,179
		16,583,379
Professional Services–0.90%
Broadridge Financial Solutions, Inc.	336	54,593
Genpact Ltd.	12,307	458,436
†Huron Consulting Group, Inc.	2,264	288,637
Leidos Holdings, Inc.	9,118	1,418,032
		2,219,698
Real Estate Management & Development–0.32%
†Jones Lang LaSalle, Inc.	2,586	786,972
		786,972
Semiconductors & Semiconductor Equipment–6.26%
†Advanced Micro Devices, Inc.	3,151	641,008
Amkor Technology, Inc.	11,193	504,021
Applied Materials, Inc.	341	116,550
Broadcom, Inc.	3,082	953,910
†Cirrus Logic, Inc.	3,855	557,510
KLA Corp.	2,782	4,096,245
Marvell Technology, Inc.	8,302	822,313
Micron Technology, Inc.	7,679	2,594,273
NVIDIA Corp.	751	130,974
NXP Semiconductors NV	10,388	2,044,982
QUALCOMM, Inc.	23,772	3,061,358
		15,523,144
Software–3.47%
†Adobe, Inc.	10,181	2,474,798
†AppLovin Corp. Class A	2,579	1,026,442
†Docusign, Inc.	6,046	286,641
Microsoft Corp.	1,448	536,006
Salesforce, Inc.	12,158	2,269,534
†Workday, Inc. Class A	3,428	445,366
†Zoom Communications, Inc. Class A	19,301	1,551,607
		8,590,394
LVIP American Century Disciplined Core Value Fund–3

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.34%
Public Storage	3,140	$850,563
		850,563
Specialty Retail–1.29%
Best Buy Co., Inc.	8,190	525,798
Gap, Inc.	16,713	404,455
Lowe's Cos., Inc.	6,449	1,523,770
Signet Jewelers Ltd.	4,969	420,576
†Ulta Beauty, Inc.	605	316,239
		3,190,838
Technology Hardware, Storage & Peripherals–0.85%
Apple, Inc.	5,880	1,492,285
NetApp, Inc.	4,981	510,005
†Sandisk Corp.	171	108,643
		2,110,933
Textiles, Apparel & Luxury Goods–0.30%
†Deckers Outdoor Corp.	7,169	717,545
Ralph Lauren Corp.	55	18,920
		736,465
Trading Companies & Distributors–1.19%
†Core & Main, Inc. Class A	10,566	521,961
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Ferguson Enterprises, Inc.	8,820	$2,057,353
Rush Enterprises, Inc. Class A	5,449	360,233
		2,939,547
Wireless Telecommunication Services–0.10%
Millicom International Cellular SA	3,258	244,155
		244,155
Total Common Stock (Cost $195,894,878)		246,546,640

MONEY MARKET FUND–0.52%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	1,272,798	1,272,798
Total Money Market Fund (Cost $1,272,798)		1,272,798

TOTAL INVESTMENTS–100.02% (Cost $197,167,676)	247,819,438
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(42,467)
NET ASSETS APPLICABLE TO 25,536,184 SHARES OUTSTANDING–100.00%	$247,776,971

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP American Century Disciplined Core Value Fund–4